UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
May 31, 2017
unaudited
Common stocks91.47% Information technology27.37%	Shares	Value (000)
Alphabet Inc., Class C1	3,853,822	$3,718,399
Alphabet Inc., Class A1	2,730,470	2,695,219
Broadcom Ltd.[2]	21,548,711	5,160,485
Microsoft Corp.	59,096,100	4,127,272
Facebook, Inc., Class A1	21,717,000	3,289,257
Samsung Electronics Co., Ltd.	1,194,507	2,384,533
Samsung Electronics Co., Ltd., nonvoting preferred	98,800	154,342
Oracle Corp.	49,881,000	2,264,099
Apple Inc.	13,020,700	1,989,042
ASML Holding NV (New York registered)	8,303,941	1,096,037
ASML Holding NV	6,609,442	872,404
Visa Inc., Class A	16,436,000	1,565,200
Taiwan Semiconductor Manufacturing Co., Ltd.	177,560,000	1,198,334
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	309,181
Alibaba Group Holding Ltd. (ADR)[1]	11,235,100	1,375,850
MasterCard Inc., Class A	8,234,000	1,011,794
Skyworks Solutions, Inc.	7,012,000	746,287
Intel Corp.	20,152,000	727,689
Intuit Inc.	4,775,000	671,556
Activision Blizzard, Inc.	9,738,900	570,505
Applied Materials, Inc.	12,390,000	568,453
Arista Networks, Inc.[1]	3,600,393	530,626
Texas Instruments Inc.	6,245,100	515,158
Juniper Networks, Inc.	16,695,000	489,664
Accenture PLC, Class A	3,650,000	454,316
TE Connectivity Ltd.	5,618,000	442,979
Qorvo, Inc.[1]	5,336,243	415,960
Vantiv, Inc., Class A1	6,444,000	404,168
salesforce.com, inc.[1]	4,115,000	368,869
Nintendo Co., Ltd.	1,205,200	366,185
Hexagon AB, Class B	7,848,102	343,762
Flex Ltd.[1]	19,748,000	340,850
Amphenol Corp., Class A	4,517,279	336,989
CommScope Holding Co., Inc.[1]	8,895,000	329,026
Xilinx, Inc.	4,750,000	316,873
Fiserv, Inc.[1]	2,475,000	310,068
Adobe Systems Inc.[1]	2,000,000	283,720
Murata Manufacturing Co., Ltd.	1,936,300	268,372
Jack Henry & Associates, Inc.	2,030,000	215,606
NVIDIA Corp.	1,415,500	204,327
Akamai Technologies, Inc.[1]	3,519,226	165,932
Sabre Corp.	6,818,245	152,933
Automatic Data Processing, Inc.	1,452,000	148,641
VeriSign, Inc.[1]	1,445,000	130,281
Cloudera, Inc.[1,3,4,5]	5,402,537	102,014
Cloudera, Inc.[1,4]	444,400	9,221
FLIR Systems, Inc.	2,700,000	102,303
The Growth Fund of America — Page 1 of 11

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
First Data Corp., Class A1	5,448,227	$93,328
Motorola Solutions, Inc.	919,000	76,801
Finisar Corp.[1]	2,603,000	64,190
Viavi Solutions Inc.[1]	4,496,600	50,497
Dolby Laboratories, Inc., Class A	138,630	6,986
		44,536,583
Consumer discretionary21.65%
Amazon.com, Inc.[1]	10,850,836	10,792,458
Netflix, Inc.[1,2]	23,905,899	3,898,335
Home Depot, Inc.	21,796,200	3,345,935
Priceline Group Inc.[1]	1,222,709	2,295,135
Comcast Corp., Class A	48,014,000	2,001,704
Charter Communications, Inc., Class A1	4,570,200	1,579,233
Starbucks Corp.	18,299,200	1,164,012
Ulta Beauty, Inc.[1]	3,095,000	943,480
MGM Resorts International[2]	29,550,000	937,326
Twenty-First Century Fox, Inc., Class A	34,328,400	930,986
NIKE, Inc., Class B	14,014,800	742,644
Viacom Inc., Class B	18,198,351	633,121
Marriott International, Inc., Class A	5,859,476	630,772
CBS Corp., Class B	9,060,000	553,657
Time Warner Inc.	4,910,000	488,496
BorgWarner Inc.	10,607,259	450,914
Aramark	11,995,000	446,934
Sony Corp.	9,400,000	342,389
Altice NV, Class A1	12,021,000	299,176
Grupo Televisa, SAB, ordinary participation certificates (ADR)	10,692,000	259,602
ServiceMaster Global Holdings, Inc.[1,2]	6,775,000	256,095
Domino’s Pizza, Inc.	1,162,000	246,019
Naspers Ltd., Class N	1,171,000	242,464
AutoNation, Inc.[1,2]	6,000,000	237,120
Walt Disney Co.	1,915,000	206,705
Tesla, Inc.[1]	580,100	197,820
Panera Bread Co., Class A1	437,940	137,728
D.R. Horton, Inc.	4,000,000	130,760
Cable One, Inc.	154,600	111,095
Hermès International	214,000	105,763
Newell Brands Inc.	1,951,650	103,340
Wyndham Worldwide Corp.	1,010,000	102,000
Luxottica Group SpA	1,630,000	98,786
Publicis Groupe SA	1,027,031	78,626
Graham Holdings Co., Class B	107,940	64,634
Toll Brothers, Inc.	1,700,000	62,747
Sturm, Ruger & Co., Inc.[2]	945,000	60,196
Liberty Global PLC, Class C, nonvoting[1]	1,731,010	51,446
Lennar Corp., Class A	100,000	5,131
		35,234,784
Health care11.54%
UnitedHealth Group Inc.	20,357,405	3,566,210
Illumina, Inc.[1,2]	8,379,213	1,486,137
Thermo Fisher Scientific Inc.	7,249,000	1,252,555
AbbVie Inc.	17,266,657	1,139,945
Amgen Inc.	7,220,940	1,120,979
The Growth Fund of America — Page 2 of 11

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Stryker Corp.	7,406,229	$1,058,794
Boston Scientific Corp.[1]	35,053,000	947,483
Humana Inc.	3,568,000	828,704
Regeneron Pharmaceuticals, Inc.[1]	1,750,000	803,355
Express Scripts Holding Co.[1]	12,313,800	735,749
Aetna Inc.	5,001,000	724,445
Vertex Pharmaceuticals Inc.[1]	5,800,000	716,880
BioMarin Pharmaceutical Inc.[1]	7,493,515	656,732
Gilead Sciences, Inc.	6,952,067	451,120
Abbott Laboratories	8,759,776	399,971
WellCare Health Plans, Inc.[1]	2,053,395	352,773
Teva Pharmaceutical Industries Ltd. (ADR)	9,324,000	259,767
McKesson Corp.	1,208,100	197,029
Hologic, Inc.[1]	4,055,779	175,656
Mettler-Toledo International Inc.[1]	300,000	174,843
Kite Pharma, Inc.[1]	2,404,120	173,866
Grifols, SA, Class B, preferred nonvoting, non-registered shares	7,740,000	166,113
Centene Corp.[1]	2,272,398	165,044
bluebird bio, Inc.[1,2]	2,158,153	162,617
Incyte Corp.[1]	1,203,000	155,584
Medtronic PLC	1,525,000	128,527
ResMed Inc.	1,780,000	126,558
PerkinElmer, Inc.	1,935,000	122,021
Ultragenyx Pharmaceutical Inc.[1]	2,110,329	113,641
Perrigo Co. PLC	1,500,000	109,275
Danaher Corp.	1,200,000	101,928
Intercept Pharmaceuticals, Inc.[1]	690,200	77,233
ACADIA Pharmaceuticals Inc.[1]	1,260,000	32,395
Endo International PLC[1]	2,250,134	29,657
Acerta Pharma BV1,3,4	273,779,325	27,891
Juno Therapeutics, Inc.[1]	1,110,000	25,785
athenahealth, Inc.[1]	91,000	12,192
		18,779,454
Financials7.82%
Berkshire Hathaway Inc., Class A1	4,646	1,154,252
Berkshire Hathaway Inc., Class B1	5,704,508	942,841
American International Group, Inc.	25,684,463	1,634,302
Goldman Sachs Group, Inc.	6,163,925	1,302,191
JPMorgan Chase & Co.	7,738,000	635,677
Capital One Financial Corp.	7,507,000	577,438
HDFC Bank Ltd.[3]	14,293,408	365,903
HDFC Bank Ltd. (ADR)	1,612,000	141,533
AIA Group Ltd.	71,400,000	506,234
CIT Group Inc.	10,103,000	455,140
Chubb Ltd.	3,086,100	441,899
Wells Fargo & Co.	8,530,100	436,229
CME Group Inc., Class A	3,407,000	399,607
Charles Schwab Corp.	10,285,000	398,544
Legal & General Group PLC	111,984,892	363,314
First Republic Bank	3,478,200	320,342
KKR & Co. LP	16,635,660	306,429
Onex Corp.	3,700,000	268,944
SVB Financial Group[1]	1,497,110	255,257
Signature Bank[1]	1,666,970	238,410
The Growth Fund of America — Page 3 of 11

unaudited
Common stocks Financials (continued)	Shares	Value (000)
BlackRock, Inc.	547,000	$223,854
Progressive Corp.	4,925,000	208,968
Barclays PLC	75,000,000	202,931
Credit Suisse Group AG	14,653,544	201,221
Bank of America Corp.	6,897,000	154,562
Bank of Ireland[1]	420,200,000	112,108
Citigroup Inc.	1,841,000	111,454
UBS Group AG	6,765,666	107,574
Royal Bank of Canada	1,500,000	103,679
Leucadia National Corp.	3,453,292	84,226
Financial Engines, Inc.	1,952,000	73,981
		12,729,044
Energy7.26%
EOG Resources, Inc.	21,701,908	1,959,899
Schlumberger Ltd.	20,925,484	1,456,204
Concho Resources Inc.[1,2]	9,858,484	1,249,859
Halliburton Co.	22,463,772	1,015,138
Pioneer Natural Resources Co.	5,538,000	924,071
Canadian Natural Resources, Ltd.	31,825,778	917,419
Noble Energy, Inc.	19,081,280	547,442
Suncor Energy Inc.	14,345,520	448,998
Apache Corp.	9,000,000	420,840
Chevron Corp.	3,200,000	331,136
Seven Generations Energy Ltd., Class A1	16,466,834	295,363
Cimarex Energy Co.	2,410,356	259,258
Enbridge Inc. (CAD denominated)	6,553,984	252,291
Weatherford International PLC[1]	48,577,617	233,173
Tourmaline Oil Corp.[1]	10,065,300	201,254
Plains GP Holdings, LP, Class A	6,635,961	176,981
Royal Dutch Shell PLC, Class B	2,535,910	70,037
Royal Dutch Shell PLC, Class B (ADR)	928,800	52,208
Royal Dutch Shell PLC, Class A	1,489,468	40,301
Royal Dutch Shell PLC, Class A (ADR)	131,812	7,172
Centennial Resource Development, Inc., Class A1,5	7,763,967	121,040
Centennial Resource Development, Inc., Class A1	456,777	7,121
Range Resources Corp.	5,500,000	126,830
Golar LNG Ltd.	5,014,363	116,659
Murphy Oil Corp.	4,474,500	109,223
Southwestern Energy Co.[1]	16,114,548	97,654
CONSOL Energy Inc.[1]	6,235,000	90,470
TOTAL SA	1,297,906	68,920
Hess Corp.	1,350,696	61,983
BP PLC	7,958,761	47,857
BP PLC (ADR)	294,852	10,659
Baker Hughes Inc.	784,202	43,249
Core Laboratories NV	360,000	36,806
Cabot Oil & Gas Corp.	524,573	11,640
Chesapeake Energy Corp.[1]	140,000	708
		11,809,863
Consumer staples4.93%
Philip Morris International Inc.	16,017,367	1,918,881
Costco Wholesale Corp.	7,861,100	1,418,378
Coca-Cola Co.	15,920,000	723,882
The Growth Fund of America — Page 4 of 11

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Kroger Co.	21,230,700	$632,250
Kraft Heinz Co.	5,666,000	522,405
Constellation Brands, Inc., Class A	2,335,000	426,721
Kerry Group PLC, Class A	4,265,824	376,604
Herbalife Ltd.[1]	4,638,000	332,916
Pinnacle Foods Inc.	3,995,000	248,928
Walgreens Boots Alliance, Inc.	2,950,000	239,009
Associated British Foods PLC	5,990,700	231,253
Glanbia PLC	10,918,748	222,007
Nestlé SA	2,387,600	203,743
Pernod Ricard SA	1,414,000	192,040
Coca-Cola European Partners PLC	3,136,700	128,730
Reynolds American Inc.	1,110,000	74,648
Avon Products, Inc.[1]	21,720,000	73,848
Mead Johnson Nutrition Co.	655,000	58,570
		8,024,813
Industrials4.68%
CSX Corp.	22,132,300	1,198,907
TransDigm Group Inc.[2]	2,605,000	698,348
Union Pacific Corp.	5,407,582	596,456
Ryanair Holdings PLC (ADR)[1]	4,924,758	525,669
Rockwell Collins, Inc.	4,645,000	506,537
General Dynamics Corp.	2,314,000	470,320
Fortive Corp.	5,598,650	349,636
Lockheed Martin Corp.	1,192,000	335,107
Delta Air Lines, Inc.	6,749,000	331,578
Boeing Co.	1,438,100	269,831
MTU Aero Engines AG	1,819,559	256,727
Nielsen Holdings PLC	6,509,500	250,485
United Continental Holdings, Inc.[1]	3,002,944	239,244
Johnson Controls International PLC	5,476,500	228,699
Old Dominion Freight Line, Inc.	2,418,123	215,987
Textron Inc.	3,925,000	187,615
Caterpillar Inc.	1,690,000	178,177
IDEX Corp.	1,400,000	151,858
Roper Technologies, Inc.	490,000	111,328
United Technologies Corp.	775,000	93,992
Meggitt PLC	14,486,455	93,699
J.B. Hunt Transport Services, Inc.	1,034,125	88,294
Northrop Grumman Corp.	315,000	81,654
Raytheon Co.	370,000	60,684
Cummins Inc.	322,000	50,779
Oshkosh Corp.	622,983	39,323
		7,610,934
Materials1.93%
E.I. du Pont de Nemours and Co.	10,017,500	790,581
Freeport-McMoRan Inc.[1]	33,535,878	385,327
Vale SA, Class A, preferred nominative	31,908,900	254,309
Vale SA, Class A, preferred nominative (ADR)	12,104,816	95,628
First Quantum Minerals Ltd.[2]	34,486,886	290,784
Celanese Corp., Series A	3,300,000	285,615
Sherwin-Williams Co.	705,000	233,898
Praxair, Inc.	1,467,161	194,091
The Growth Fund of America — Page 5 of 11

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Rio Tinto PLC	4,682,000	$187,159
Nitto Denko Corp.	2,199,925	176,610
BHP Billiton PLC	7,869,300	118,933
Monsanto Co.	744,000	87,360
Teck Resources Ltd., Class B	1,794,400	31,947
		3,132,242
Real estate0.74%
American Tower Corp. REIT	4,330,000	568,052
Equinix, Inc. REIT	658,139	290,246
Iron Mountain Inc. REIT	5,000,000	174,600
Howard Hughes Corp.[1]	1,267,000	162,379
Weyerhaeuser Co. REIT[1]	422,321	13,920
		1,209,197
Telecommunication services0.55%
T-Mobile US, Inc.[1]	8,393,705	565,903
Zayo Group Holdings, Inc.[1]	10,008,512	321,874
		887,777
Miscellaneous3.00%
Other common stocks in initial period of acquisition		4,889,517
Total common stocks (cost: $81,901,440,000)		148,844,208
Preferred securities0.19% Financials0.04%
Fannie Mae, Series O, 7.00% noncumulative[1]	6,316,574	64,429
Miscellaneous0.15%
Other preferred securities in initial period of acquisition		231,677
Total preferred securities (cost: $352,112,000)		296,106
Rights & warrants0.09% Financials0.09%
JP Morgan Chase & Co., warrants, expire 2018[1]	3,390,000	139,634
Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	2,933
		142,567
Telecommunication services0.00%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,4]	4,414	1
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,4]	1,672	—
		1
Miscellaneous0.00%
Other rights & warrants in initial period of acquisition		6,808
Total rights & warrants (cost: $115,996,000)		149,376
The Growth Fund of America — Page 6 of 11

unaudited
Convertible stocks0.09% Consumer discretionary0.09%	Shares	Value (000)
Uber Technologies, Inc., Series F, convertible preferred[3,4]	2,884,815	$146,462
Total convertible stocks (cost: $114,350,000)		146,462
Bonds, notes & other debt instruments0.15% U.S. Treasury bonds & notes0.09% U.S. Treasury0.09%	Principal?amount (000)
U.S. Treasury 1.625% 2026	$ 149,700	142,893
Total U.S. Treasury bonds & notes		142,893
Corporate bonds & notes0.06% Consumer staples0.06%
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.545% 2023[6,7,8]	100,000	100,650
Total corporate bonds & notes		100,650
Total bonds, notes & other debt instruments (cost: $249,450,000)		243,543
Short-term securities7.97%
Apple Inc. 0.88%–0.91% due 7/14/2017–7/18/2017[5]	144,200	144,039
Bank of New York Mellon Corp. 0.89% due 7/21/2017	100,000	99,869
CAFCO, LLC 1.10%–1.17% due 6/29/2017–8/23/2017[5]	175,000	174,715
Chariot Funding, LLC 0.90% due 6/5/2017[5]	100,000	99,987
Citibank, N.A. 1.10% due 7/24/2017	25,000	25,002
Coca-Cola Co. 0.90%–1.02% due 6/13/2017–8/15/2017[5]	180,000	179,814
Colgate-Palmolive Co. 0.83% due 6/6/2017–6/8/2017[5]	126,600	126,581
Danaher Corp. 0.85% due 6/2/2017	60,000	59,997
Eli Lilly and Co. 0.82%–0.84% due 6/5/2017–6/6/2017[5]	105,400	105,387
Estée Lauder Companies Inc. 0.84% due 6/22/2017[5]	30,000	29,984
ExxonMobil Corp. 0.82%–0.88% due 6/15/2017–7/10/2017	276,000	275,839
Fannie Mae 0.77%–0.80% due 6/21/2017–7/12/2017	200,000	199,840
Federal Farm Credit Banks 0.59%–0.61% due 7/3/2017–7/12/2017	95,000	94,912
Federal Home Loan Bank 0.63%–0.99% due 6/2/2017–10/18/2017	6,713,350	6,704,031
Freddie Mac 0.83%–1.00% due 8/7/2017–10/23/2017	474,800	473,287
GE Capital Treasury Services (U.S.) LLC 0.86%–0.87% due 6/5/2017–6/8/2017	100,000	99,985
General Dynamics Corp. 0.84% due 6/7/2017[5]	50,000	49,992
General Electric Co. 0.82% due 6/1/2017	100,000	99,998
Intel Corp. 0.86% due 6/26/2017	50,000	49,969
Johnson & Johnson 0.85% due 6/14/2017–6/21/2017[5]	100,000	99,960
JPMorgan Chase & Co. 1.15% due 7/7/2017	50,000	50,012
Merck & Co. Inc. 0.84%–0.85% due 6/20/2017–6/27/2017[5]	299,100	298,941
Microsoft Corp. 0.83%–0.84% due 6/7/2017–6/29/2017[5]	82,400	82,370
NIKE Inc. 0.82% due 6/1/2017[5]	50,000	49,999
Pfizer Inc. 0.85%–1.02% due 6/20/2017–7/17/2017[5]	100,450	100,370
Qualcomm Inc. 0.84%–0.93% due 6/1/2017–7/20/2017[5]	106,100	105,976
U.S. Treasury Bills 0.50%–1.04% due 6/1/2017–11/24/2017	2,594,900	2,588,561
Wal-Mart Stores, Inc. 0.85%–0.86% due 6/19/2017–6/27/2017[5]	345,000	344,842
Walt Disney Co. 0.87%–0.92% due 6/23/2017–7/21/2017[5]	110,000	109,898
Wells Fargo Bank, N.A. 1.17% due 8/1/2017	50,000	50,009
Total short-term securities (cost: $12,975,284,000)		12,974,166
Total investment securities 99.96% (cost: $95,708,632,000)		162,653,861
Other assets less liabilities 0.04%		70,430
Net assets 100.00%		$162,724,291
The Growth Fund of America — Page 7 of 11

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended May 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 5/31/2017 (000)
Broadcom Ltd.	22,178,905	938,506	1,568,700	21,548,711	$84,739	$1,262,520	$54,629	$5,160,485
Netflix, Inc.[1]	23,034,761	871,138	—	23,905,899	—	1,537,995	—	3,898,335
Illumina, Inc.[1]	8,315,957	745,500	682,244	8,379,213	(10,878)	94,010	—	1,486,137
Concho Resources Inc.[1]	9,516,984	341,500	—	9,858,484	—	(27,216)	—	1,249,859
MGM Resorts International	30,253,344	694,825	1,398,169	29,550,000	5,541	230,572	3,215	937,326
TransDigm Group Inc.	1,574,500	1,030,500	—	2,605,000	—	24,341	31,742	698,348
First Quantum Minerals Ltd.	34,450,000	2,736,886	2,700,000	34,486,886	(19,823)	43,230	129	290,784
ServiceMaster Global Holdings, Inc.[1,9]	6,635,000	140,000	—	6,775,000	—	3,799	—	256,095
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	(46,980)	—	237,120
bluebird bio, Inc.[1]	1,897,076	991,583	730,506	2,158,153	(62,690)	117,688	—	162,617
Sturm, Ruger & Co., Inc.	145,232	799,768	—	945,000	—	10,335	936	60,196
Akamai Technologies, Inc.[1,10]	8,750,000	3,904,389	9,135,163	3,519,226	45,500	(26,569)	—	—
BorgWarner Inc.[10]	11,207,259	—	600,000	10,607,259	(11,010)	100,470	4,539	—
Flex Ltd.[1,10]	27,812,000	—	8,064,000	19,748,000	34,412	66,833	—	—
Juniper Networks, Inc.[10]	19,827,923	7,795,000	10,927,923	16,695,000	32,560	113,188	7,115	—
Kroger Co.[10]	48,872,341	1,865,000	29,506,641	21,230,700	(223,386)	107,648	11,815	—
Noble Energy, Inc.[10]	26,435,185	478,468	7,832,373	19,081,280	(34,121)	(96,017)	7,885	—
Oshkosh Corp.[10]	3,685,600	—	3,062,617	622,983	61,716	(38,584)	392	—
Panera Bread Co., Class A1,10	1,164,040	240,000	966,100	437,940	129,683	(5,642)	—	—
Weatherford International PLC[1,10]	69,950,382	12,750,000	34,122,765	48,577,617	(321,988)	302,455	—	—
					$(289,745)	$3,774,076	$122,397	$14,437,302
The Growth Fund of America — Page 8 of 11

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $643,123,000, which represented .40% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,325,909,000, which represented 1.43% of the net assets of the fund.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $100,650,000, which represented .06% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically.
[9]	This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2016; it was not publicly disclosed.
[10]	Unaffiliated issuer at 5/31/2017.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$114,350	$146,462.09%
Cloudera, Inc.	6/29/2015-8/27/2015	174,989	102,014.06
Cloudera, Inc.	4/28/2017	6,666	9,221.01
Acerta Pharma BV	5/7/2015	15,750	27,891.02
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000-3/6/2002	11,176	1.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000-3/6/2002	3,626	—	.00
Total private placement securities		$326,557	$285,589.18%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
The Growth Fund of America — Page 9 of 11

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $174,892,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2017 (dollars in thousands):
The Growth Fund of America — Page 10 of 11

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$44,434,569	$102,014	$—	$44,536,583
Consumer discretionary	35,234,784	—	—	35,234,784
Health care	18,751,563	—	27,891	18,779,454
Financials	12,363,141	365,903	—	12,729,044
Energy	11,809,863	—	—	11,809,863
Consumer staples	8,024,813	—	—	8,024,813
Industrials	7,610,934	—	—	7,610,934
Materials	3,132,242	—	—	3,132,242
Real estate	1,209,197	—	—	1,209,197
Telecommunication services	887,777	—	—	887,777
Miscellaneous	4,888,665	852	—	4,889,517
Preferred securities	296,106	—	—	296,106
Rights & warrants	149,375	1	—	149,376
Convertible stocks	—	—	146,462	146,462
Bonds, notes & other debt instruments	—	243,543	—	243,543
Short-term securities	—	12,974,166	—	12,974,166
Total	$148,793,029	$13,686,479	$174,353	$162,653,861
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$68,886,574
Gross unrealized depreciation on investment securities	(2,063,300)
Net unrealized appreciation on investment securities	66,823,274
Cost of investment securities	95,830,587

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-005-0717O-S60633	The Growth Fund of America — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 28, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: July 28, 2017